Initial Public Offering (Details) - Schedule of Common Stock Subject to Redemption Reflected on the Condensed Balance Sheets - Class A Common Stock [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Gross proceeds, including over-allotment			$ 248,693,420
Less:
Proceeds allocated to Public Warrants			(8,264,360)
Class A common stock issuance costs			(13,734,146)
Plus:
Accretion of carrying value to redemption value	$ 1,764,032	$ 8,699,271	27,119,341
Class A common stock subject to possible redemption	51,996,271	165,721,882	$ 253,814,255
Redemption of shares	$ (115,489,643)	$ (96,791,644)